POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 14, 2007 TO THE PROSPECTUSES DATED NOVEMBER 7, 2007 OF EACH FUND LISTED BELOW:

PowerShares High Yield Corporate Bond Portfolio
PowerShares Preferred Portfolio (each, a "Fund")

Investors are advised that the PowerShares Preferred Portfolio is not currently offered.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 14, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 7, 2007 OF EACH FUND LISTED BELOW:

PowerShares High Yield Corporate Bond Portfolio
PowerShares Preferred Portfolio
(each, a "Fund")

Investors are advised that the PowerShares Preferred Portfolio is not currently offered.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.